Prospectus Supplement                                      211072  1/04
dated January 23, 2004 to:

PUTNAM TAX SMART EQUITY FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since    Experience
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James C. Wiess            2003     April 2000 - Present     Putnam Management
                                   Prior to April 2000      JP Morgan Company
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Portfolio member          Since    Experience
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Lee Montag                2003     1998 - present           Putnam Management
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